Regulatory Requirements and Restrictions (Tables)	12 Months Ended
Dec. 31, 2011
Regulatory Requirements and Restrictions [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
The table below presents actual and minimum required regulatory capital amounts for 2011 and 2010.

Regulatory Capital

	December 31
	2011			2010
	Actual			Actual
(Dollars in millions)	Ratio	Amount	Minimum Required (1)	Ratio	Amount	Minimum Required (1)
Risk-based capital
Tier 1 common
Bank of America Corporation	9.86%	$126,690	n/a	8.60%	$125,139	n/a
Tier 1
Bank of America Corporation	12.40	159,232	$51,379	11.24	163,626	$58,238
Bank of America, N.A.	11.74	119,881	40,830	10.78	114,345	42,416
FIA Card Services, N.A.	17.63	24,660	5,596	15.30	25,589	6,691
Total
Bank of America Corporation	16.75	215,101	102,757	15.77	229,594	116,476
Bank of America, N.A.	15.17	154,885	81,661	14.26	151,255	84,831
FIA Card Services, N.A.	19.01	26,594	11,191	16.94	28,343	13,383
Tier 1 leverage
Bank of America Corporation	7.53	159,232	84,557	7.21	163,626	90,811
Bank of America, N.A.	8.65	119,881	55,454	7.83	114,345	58,391
FIA Card Services, N.A.	14.22	24,660	6,935	13.21	25,589	7,748

(1)	Dollar amount required to meet guidelines for adequately capitalized institutions.
n/a = not applicable